Long-Term Loan	6 Months Ended
Jun. 30, 2024
Long-Term Loan [Abstract]
LONG-TERM LOAN

NOTE 4:- LONG-TERM LOAN

In connection with financing the acquisition of a long-term leasehold on a plot of land in the Har Hotzvim Industrial Park in Jerusalem, the Company entered into agreements with Bank Leumi Le-Israel BM (the “Lender”), for: 1) a letter of credit in the amount of approximately NIS 7,904 ($2,054) to the benefit of the Israel Land Authority in September 2023, and 2) a long-term loan in the amount of approximately NIS 20,263 ($5,248) in October 2023. Both instruments are denominated in NIS and secured by deposits that the Company maintains at the Lender.

The long-term loan matures in a bullet payment due in September 2025, subject to any extensions as may be agreed with the Lender, and bears monthly interest at a spread of 0.46% below the NIS prime rate in Israel, which is 1.50% above the Bank of Israel lending rate.

The Company chose to use these financing instruments to close the acquisition of the long-term leasehold, pending its exploration of comprehensive long-term financing alternatives for the development of the land into a larger headquarters for the Company.

For the six month period ended June 30, 2024, the Company recorded interest expenses and currency exchange income in amount of $151 and $196, respectively.